Bank Borrowings	12 Months Ended
Dec. 31, 2023
Bank Borrowings [Abstract]
BANK BORROWINGS

13. BANK BORROWINGS

	As of December 31,
	2022	2023
	RMB	RMB

Short-term bank borrowings	54,830,623	19,500,000

	As of December 31,
	2022	2023
	RMB	RMB

Long-term bank borrowings	3,691,564	7,512,629
Less: Current portion of long-term bank borrowings	(2,020,480)	(1,993,168)

Long-term borrowings, excluding current portion	1,671,084	5,519,461

Short-term bank borrowings

In September 2021, the Company entered into a banking facility with Hang Seng Bank (“HSB”). The facility includes one revolving loan facility with the facility amount of US$5.0 million or its equivalent in HK$ (equivalent to RMB32,280,200) to finance/refinance the Company’s listing expenses (RLN1), and another revolving loan facility with the facility amount of US$5.0 million or its equivalent in HK$, subject to achievement of certain conditions, to finance/refinance the Company’s general working capital purposes (RLN2). The facility is only available upon HSB’s receipt of guarantees in HSB’s standard form for unlimited amount from the Company’s subsidiaries, Grand Leader Technology Limited, DDC OpenStudio Media Limited and DDC OpenStudio Limited, and guarantee in HSB’s standard form for US$10.0 million from Ms. Norma Ka Yin Chu and Mr. Samuel Derk Shuen Lim, spouse of the Founder. After HSB received these guarantees, US$5.0 million was drawn down under RLN1 in November 2021, bearing an interest rate of 4.25%, repayable within 6 months from the first date of draw down and can be rolled over as agreed by HSB. Conditions for drawdown of RLN2 were not met as of December 31, 2022 and 2023, respectively. The Company is required to maintain an account with HSB for deposit of the amount not less than the total loan outstanding balance after the first drawdown of this facility and may not withdraw the funds in the account except for repayment of this facility. The facilities include certain non-financial covenants and also financial covenants for the Company to achieve certain financial targets at the end of 2022, and cash and bank balances including restricted cash shown on the Company’s audited consolidated financial statement shall not be less than US$10.0 million or equivalent on other currencies. These financial targets have not been achieved. In 2023, HSB agreed further rollover until mid-September 2023 with the same terms. Principal of US$5.0 million (equivalent to RMB35,222,500) including all related interests were fully repaid in 2023. As of December 31, 2022 and 2023, the short-term bank borrowings balance was US$5.0 million (equivalent to RMB34,823,000) and nil, respectively.

In November 2021, Weishi, one of the Company’s VIEs entered into three eleven-month loans agreements with Zhejiang E-Commerce Bank, with total principal amount of RMB1,452,000 and bearing an interest rate of 9.6% per annum. The Company repaid RMB121,000 and RMB363,000 in 2021 and 2022, respectively. As of March 31, 2022, the outstanding loans amounted to RMB986,000. As described in note 1, the Company deconsolidated this VIE as the result of termination of the Weishi VIE arrangement. Accordingly, this loan payable was derecognized in the Company’s consolidated balance sheet in 2022.

In November 2021, Farm Entities, one of the Company’s VIEs entered into two one-year revolving credit facility agreements with Shanghai Rural Commercial Bank (“SRCB”), which allows the Farm Entities to draw borrowings up to RMB300,000 and RMB800,000, respectively for general working capital purposes. The borrowings drawn from these facilities as of March 31, 2022, amounted RMB1.1 million and bore an interest rate of 4.35% per annum, and was guaranteed by the general manager of Farm, Mr. Cui Yixiong and his spouse Ms. Wang Yike. As described in note 1, the Company deconsolidated Farm Entities due to termination of the Farm Entities VIE arrangement. Accordingly, these loan payables were derecognized in the Company’s consolidated balance sheet in 2022.

In November 2021, the Company entered into a banking facility with HSBC for a US$2,000,000 and a US$4,000,000 loan, to finance the Company’s listing expenses. The facility includes certain non-financial covenants and also financial covenants for the Company to maintain average account balance not less than US$10.0 million in a HSBC Hong Kong account. The facility is only available upon HSBC’s receipt of guarantees in HSBC’s standard form for US$6.0 million from Ms. Norma Ka Yin Chu and Mr. Samuel Derk Shuen Lim, spouse of the Founder. After HSBC’s receipt of the guarantees, US$2,000,000 was drawn down by December 31, 2021 and would mature on June 16, 2023, repayable in 11 equal installments commencing 1 month after drawdown, bearing an interest rate of LIBOR+3.5% per annum. This loan was fully repaid in July 2023. As of December 31, 2022, the outstanding loan amounted to US$335,260 (equivalent to RMB2,334,952). The unused credit limit under this facility was US$4.0 million as of December 31, 2022 and 2023, respectively.

Lishang, a subsidiary acquired by the Company on May 1, 2022 (note 16) entered into a one-year credit facility agreement with Bank of China (“BOC”) in February 2022, which allows the Company to draw borrowings up to RMB1.0 million for general working capital purposes. RMB1.0 million was drawn down from this facility in February 2022 and would mature in February, 2023, bore an interest rate of 4.18% per annum. RMB1.0 million was outstanding as of December 31, 2022. The borrowing was fully repaid in February 2023.

In April 2022, Lishang entered into four one-year loan agreements with Industrial and Commercial Bank of China (“ICBC”), with total principal amount of RMB2,050,000 bearing an interest rate of 4.0% per annum. These loans were drawn down in April 2022 and would mature in April 2023. As of December 31, 2022, the outstanding amount was RMB2,050,000. The borrowing was fully repaid in April 2023.

In July 2022, the Company entered into a five-year credit facility agreement with Jiangsu Suning Bank, which allows the Company to draw borrowings up to RMB670,000 for general working capital purposes, at an interest rate of 18.0% per annum (“July 2022 credit facility agreement”). RMB670,000 was drawn from this facility in July 2022 and was fully repaid in October 2022. Another RMB600,000 was drawn from this facility in October 2022 and would mature in October 2023, and the outstanding principal thereon of this facility shall be repaid by 12 equal monthly instalments. The borrowing was repaid by the amount of RMB100,000 and RMB500,000 in 2022 and 2023, respectively. As of December 31, 2022 and December 31, 2023, the short-term bank borrowings balance was RMB500,000 and nil, respectively.

In July 2022, the Company entered into a one-year loan agreement with China Citic Bank (“CNCB”) for general working capital purposes, with total principal amount of RMB8,000,000 and would mature in July 2023, bearing an interest rate of 4.35% per annum. This facility was guaranteed by Ms. Wang Xiaoxiao. As of December 31, 2022, the outstanding amount was RMB8,000,000. The borrowing was fully repaid in July 2023.

In September 2022, the Company entered into a two-year loan agreement with WeBank for general working capital purposes, with total principal amount of RMB300,000 bearing an interest rate of 5.4% per annum. This facility was guaranteed by Mr. Lian Xi. The outstanding principal thereon of this loan shall be repaid by 24 equal monthly instalments. RMB37,500 was repaid in 2022. In March 2023, the Company has modified the payment schedule with WeBank to fully repay the loan in advance by March 2023. As of December 31, 2022, the outstanding amount was RMB262,500.

In September 2022, the Company entered into a two-year loan agreement with Ning Bo Bank for general working capital purposes, with total principal amount of RMB700,000 and bearing an interest rate of 5.4% per annum. This facility was guaranteed by Mr. Yu Yongkang. The outstanding principal thereon of this loan shall be repaid by 24 equal monthly instalments. RMB87,500 was repaid in 2022. In March 2023, The Company has modified the payment schedule with Ning Bo Bank and fully repaid the loan in advance until March 2023. As of December 31, 2022, the outstanding amount was RMB612,500.

In December 2022, the Company entered into a one-year loan agreement with Industrial Bank Co., Ltd. (“CIB”) for general working capital purposes, with total principal amount of RMB5,000,000 and would mature in December 2023, bearing an interest rate of 4.1% per annum. This facility was guaranteed by Ms. Wang Xiaoxiao. As of December 31, 2022, the outstanding amount was RMB5,000,000. The borrowing was fully repaid in December 2023.

In March 2023, the Company entered into a one-year loan agreement with Bank of Beijing for general working capital purposes, with total principal amount of RMB6,000,000 and would mature in March 2024, bearing an interest rate of 3.65% per annum. This facility was guaranteed by Ms. Norma Ka Yin Chu and a subsidiary of the Company. As of December 31, 2023, the outstanding amount was RMB6,000,000. The borrowing was fully repaid in March 2024.

Yuli, a subsidiary acquired by the Company on July 1, 2023, entered into six-month loan agreements with ICBC in February 2023, with total principal amount of RMB273,000 and would mature in August 2023, bearing an interest rate of 4.10% per annum. The borrowing was fully repaid in August 2023.

In December 2021, Yuli entered into a one-year credit facility agreement with BOC, which allows the Company to draw borrowings up to RMB2.0 million for general working capital purposes. RMB2.0 million was drawn down from this facility in December 2022 and would mature in December 2023, which bore an interest rate of 3.65% per annum. This facility was guaranteed by Ms. Chen di, Mr. Guo Yujie, Mr. Zhang Yi and pledged by the real estate of Mr. Zhang Yi. The borrowing was fully repaid in December 2023.

In June 2023, Yuli entered into six-month loan agreements with ICBC, with total principal amount of RMB2,000,000 and would mature in December 2023, bearing an interest rate of 3.85% per annum. The borrowing was fully repaid in December 2023.

In July 2023, the Company entered into a one-year loan agreement with CNCB for general working capital purposes, with total principal amount of RMB7,000,000 and would mature in July 2024, bearing an interest rate of 4.35% per annum. This facility was guaranteed by Ms. Wang Xiaoxiao. As of December 31, 2023, the outstanding amount was RMB7,000,000.

In September 2023, Lishang entered into a one-year loan agreements with Zhejiang Tailong Commercial Bank (“Tailong Bank”), with total principal amount of RMB3,000,000 and would mature in September 2024, bearing an interest rate of 4.0% per annum. This facility was guaranteed by Ms. Chen di, Mr. Zhang Yi, Mr. Lin Jianfeng, Ms. Shen Zhouzhou and Mr. Guo Yujie. As of December 31, 2023, the outstanding amount was RMB3,000,000.

In November 2023, Yuli entered into a one-year credit facility agreement with BOC, which allows the Company to draw borrowings up to RMB2.0 million for general working capital purposes. RMB2.0 million was drawn down from this facility in December 2023 and would mature in December 2024, which bore an interest rate of 3.05% per annum. The facility was guaranteed by Ms. Chen di, Mr. Zhang Yi. and pledged by the real estate of Mr. Zhang Yi. As of December 31, 2023, the outstanding amount was RMB2,000,000.

In December 2023, Yuli entered into three one-year loan agreements with ICBC, with total principal amount of RMB1,500,000 and would mature in December 2024, bearing an interest rate of 4.05% per annum. As of December 31, 2023, the outstanding amount was RMB1,500,000.

As of December 31, 2022 and 2023, the Company held Platinum business credit cards with HSBC, with total facility amount of HK$282,000 guaranteed by Ms. Norma Ka Yin Chu for up to HK$50,000, the outstanding credit card balance was HK$277,263 (equivalent to RMB247,671) and nil, respectively.

The weighted average interest rate for short-term borrowings as of December 31, 2022 and 2023 were approximately 5.3% and 4.3%, respectively.

Long-term bank borrowings

In September 2020, the Company entered into a three-year term facility with BOC, which allows the Company to draw borrowings up to HK$4.0 million for general working capital purposes. HK$4.0 million (equivalent to RMB3,362,716 as of December 31, 2020) was drawn from this facility in 2020 and would mature in September 2023, at an interest rate of 2.75% per annum, and the outstanding principal and interest accrued thereon of this facility shall be repaid by 24 equal monthly instalments, commencing 13 months after the drawdown date. This facility was guaranteed by Mr. Samuel Derk Shuen Lim. HK$488,138 (equivalent to RMB400,341), HK$1,818,021 (equivalent to RMB1,568,589) and HK$1,693,841 (equivalent to RMB1,523,779) were repaid in 2021, 2022 and 2023, respectively. As of December 31, 2022, the remaining outstanding long-term bank borrowings and interest balance repayable amounted to HK$1,693,841 (equivalent to RMB1,513,057) was all classified as “current portion of long-term bank borrowings” on the consolidated balance sheets. The borrowing was fully repaid by December 31, 2023.

In June 2021, the Company entered into an eight-year term facility with BOC, which allows the Company to draw borrowings up to HK$2.0 million for general working capital purposes. HK$2.0 million was drawn from this facility in June 2021 and would mature in June 2029, at an interest rate of 2.75% per annum, and the outstanding principal and interest accrued thereon of this facility shall be repaid by 84 equal monthly instalments, commencing 13 months after the drawdown date. This facility was guaranteed by Mr. Samuel Derk Shuen Lim. HK$107,945 (equivalent to RMB93,135) was repaid in 2022. As of December 31, 2022, the outstanding long-term bank borrowings balance repayable within the next twelve months amount of HK$265,757 (equivalent to RMB237,392) was classified as “current portion of long-term bank borrowings” on the consolidated balance sheets, the remaining outstanding long-term bank borrowings balance was HK$1,626,298 (equivalent to RMB1,452,724). HK$260,081 (equivalent to RMB233,969) was repaid in 2023. As of December 31, 2023, the outstanding long-term bank borrowings balance repayable within the next twelve months amount of HK$273,036 (equivalent to RMB247,425) was classified as “current portion of long-term bank borrowings” on the consolidated balance sheets, the remaining outstanding long-term bank borrowings balance was HK$1,358,938 (equivalent to RMB1,231,470).

In September 2022, the Company entered into a two-year loan agreement with WeBank for general working capital purposes, with total principal amount of RMB300,000 and would mature in September 2024, bearing an interest rate of 17.82% per annum. This loan was guaranteed by Mr. Ding Lichun. The outstanding principal thereon of this loan shall be repaid by 24 equal monthly instalments. RMB37,500 and RMB150,000 were repaid in 2022 and 2023, respectively. As of December 31, 2022 and 2023, the outstanding long-term bank borrowings and interest balance repayable within the next twelve months amounted to RMB150,000 and RMB112,500 was classified as “current portion of long- term bank borrowings” on the consolidated balance sheets respectively. The remaining outstanding long-term bank borrowings and interest balance was RMB112,500 and RMB nil as of December 31, 2022 and 2023, respectively.

In October 2022, RMB70,000 was drawn from the July 2022 credit facility agreement facility and would mature in October 2024, and the outstanding principal thereon of this facility shall be repaid by 24 equal monthly instalments. RMB5,833 and RMB35,000 was repaid in 2022 and 2023, respectively. As of December 31, 2022 and 2023, balance of RMB35,000 and RMB29,167 repayable within the next twelve months was classified as “current portion of long-term bank borrowings” and RMB29,167 and RMB nil are repayable beyond one year was classified as long-term bank borrowings on the consolidated balance sheets, respectively.

From October to December 2022, the Company entered into a number of two-year loan agreements with WeBank for general working capital purposes, with total principal amount of RMB170,062 and would mature from October to December 2024, bearing an interest rate of 12.96% - 17.82% per annum. The loans were guaranteed by Ms. Wang Xiaoxiao. The outstanding principal thereon of this loan shall be repaid by 24 equal monthly instalments. RMB8,336 and RMB85,031 were repaid in 2022 and 2023, respectively. As of December 31, 2022 and 2023, the outstanding long-term bank borrowings and interest balance repayable within the next twelve months amounted to RMB85,031and RMB76,694 were classified as “current portion of long-term bank borrowings” on the consolidated balance sheets. The remaining outstanding long-term bank borrowings and interest balance was RMB76,694 and RMB nil as of December 31, 2022 and 2023, respectively.

In November 2022, the Company entered into a two-year loan agreement with Wuxi Xishang Bank for general working capital purposes, with total principal amount of RMB600,000 bearing an interest rate of 17.1% per annum. The outstanding principal thereon of this loan shall be repaid by 24 equal monthly instalments. RMB600,000 was early repaid in 2022.

In June 2023, the Company entered into a two-year loan agreement with WeBank for general working capital purposes, with total principal amount of RMB330,000 and would mature in June 2025, bearing an interest rate of 9.72% per annum. This loan was guaranteed by Mr. Ding Lichun. The outstanding principal thereon of this loan shall be repaid by 24 equal monthly instalments. RMB47,143 was repaid in 2023. As of December 31, 2023, the outstanding long-term bank borrowings and interest balance repayable within the next twelve months amounted to RMB188,571 was classified as “current portion of long-term bank borrowings” on the consolidated balance sheets. The remaining outstanding long-term bank borrowings and interest balance was RMB94,286.

In July 2023, the Company entered into a two-year loan agreement with WeBank for general working capital purposes, with total principal amount of RMB1,200,000 and would mature in July 2025, bearing an interest rate of 12.24% per annum. The outstanding principal thereon of this loan shall be repaid by 24 equal monthly instalments. RMB114,286 was repaid in 2023. As of December 31, 2023, the outstanding long-term bank borrowings and interest balance repayable within the next twelve months amounted to RMB685,715 was classified as “current portion of long- term bank borrowings” on the unaudited condensed consolidated balance sheets. The remaining outstanding long- term bank borrowings and interest balance was RMB399,999.

In September 2023, the Company entered into a ten-year term facility with Nanyang Commercial Bank (“NCB”), which allows the Company to draw borrowings up to HK$4,550,000 for general working capital purposes. HK$4,550,000 (equivalent to RMB4,123,210 as of December 31, 2023) was drawn from this facility in October 2023 and would mature in October 2033, at an interest rate of 3.625% per annum, and the outstanding principal and interest accrued thereon of this facility shall be repaid by 120 equal monthly instalments, commencing 1 months after the drawdown date. This facility was guaranteed by Mr. Samuel Derk Shuen Lim, Mr. Lin Kai Hang, Mr. Sio Ieng Kit, Mr. Tang Wai Cheung and Ms. Norma Ka Yin Chu for each guaranteed amount of HK$4,550,000. HK$63,048 (equivalent to RMB57,613) was repaid in 2023. As of December 31, 2023, the outstanding long-term bank borrowings balance repayable within the next twelve months amount of HK$386,413 (equivalent to RMB350,168) was classified as “current portion of long-term bank borrowings” on consolidated balance sheets, the remaining outstanding long- term bank borrowings balance was HK$4,100,539 (equivalent to RMB3,715,908).

In September 2014, Cook SF entered into a five-year term facility with Beneficial State Bank (“BSB”), which allows the Company to draw borrowings up to US$100,000 for business purposes. In March 2020, the facility was extended to December 3, 2025 and allows the Company to draw borrowings up to US$199,547 for business purposes, at an interest rate of 4% per annum, and the outstanding principal and interest accrued thereon of this facility shall be repaid by 60 equal monthly instalments since April 12, 2020. This facility was guaranteed by Ms. Nona Lim and Mr. Derek Kennedy. As of July 1, 2023 (the acquisition date), US$125,051 (equivalent to RMB871,518) was repaid, the outstanding long-term bank borrowings balance repayable within the next twelve months amount of US$41,911 (equivalent to RMB302,838) was classified as “current portion of long-term bank borrowings” on consolidated balance sheets, the remaining outstanding long-term bank borrowings balance was US$32,585 (equivalent to RMB235,451). US$20,741 (equivalent to RMB146,112) was repaid in the second half of 2023. As of December 31, 2023, the outstanding long-term bank borrowings balance repayable within the next twelve months amount of US$42,770 (equivalent to RMB302,928) was classified as “current portion of long-term bank borrowings” on consolidated balance sheets, the remaining outstanding long-term bank borrowings balance was US$10,984 (equivalent to RMB77,798).

The aggregate maturities of the above long-term bank borrowings for each year subsequent to December 31, 2023 are as follows:

For the Years Ending December 31,	RMB

2024	1,993,168
2025	1,275,587
2026	703,499
2027	703,499
2028	703,499
2029 and thereafter	2,133,377
Total	7,512,629